Morgan, Lewis & Bockius llp

2020 K Street NW
Washington, DC 20006-1806

Tel. +1.202.373.6000

Fax: +1.202.373.6001

www.morganlewis.com

Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

August 28, 2015

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A. The purpose of this filing is to reflect changes to the investment objective, principal investment strategies, or non-fundamental policies of certain series of the Trust. Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

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